Commitments and Contingencies (Details) (Litigation, USD $)	12 Months Ended
Aug. 31, 2013
Environmental Matters [Member]
Loss Contingencies [Line Items]
Minimum disclosure on environmental matters	$ 100,000
Reserve for litigation settlements	17,000,000
DEA Settlement [Member]
Loss Contingencies [Line Items]
Reserve for litigation settlements	$ 80,000,000